Financial instruments included in the statement of financial position and impact on income - Disclosure of Non-Current Financial Assets and Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 84,440	€ 119,717
Total financial assets, at fair value	84,440	119,717
Total financial liabilities	52,503	56,085
Total financial liabilities, at fair value	52,503	56,085
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	52,503	56,085
Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	38,733	44,107
Total financial liabilities, at fair value	38,733	44,107
Non-current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	38,733	44,107
Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	7,288	4,872
Total financial liabilities, at fair value	7,288	4,872
Current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	7,288	4,872
Trade payables and other payables
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	6,482	7,106
Total financial liabilities, at fair value	6,482	7,106
Trade payables and other payables | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	6,482	7,106
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	519	505
Total financial assets, at fair value	519	505
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	0	62
Total financial assets, at fair value	0	62
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	83,921	119,151
Total financial assets, at fair value	83,921	119,151
Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Total financial assets	97	104
Financial assets carried at fair value through profit or loss | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	97	104
Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	84,343	119,613
Financial assets at amortised cost | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	421	401
Financial assets at amortised cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	0	62
Financial assets at amortised cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 83,921	€ 119,151